Schedule of Property Plant and Equipment (Details) - CAD ($)		12 Months Ended
		Jun. 30, 2024		Jun. 30, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, beginning balance	[1]	$ 950,133
Additions		7,802,868		$ 1,106,503
Property plant and equipment, ending balance	[1]	3,454,923		950,133
Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, beginning balance		5,380
Property plant and equipment, ending balance		3,064		5,380
Furniture and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, beginning balance		7,559
Property plant and equipment, ending balance		12,723		7,559
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, beginning balance
Property plant and equipment, ending balance		31,392
Ipp facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, beginning balance	[1]	937,194
Reclass to tax equity asset				474,547
Property plant and equipment, ending balance	[1]	3,407,744		937,194
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, beginning balance		1,006,703		143,690
Additions		3,142,908
Additions/dispositions				863,013
Reclass to tax equity asset	[2]	(474,547)
Foreign currency impact		15,620
Property plant and equipment, ending balance		3,690,684		1,006,703
Gross carrying amount [member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, beginning balance		19,256		59,984
Additions
Additions/dispositions				(40,728)
Reclass to tax equity asset	[2]
Foreign currency impact
Property plant and equipment, ending balance		19,256		19,256
Gross carrying amount [member] | Furniture and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, beginning balance		50,253		83,706
Additions		7,300
Additions/dispositions				(33,453)
Reclass to tax equity asset	[2]
Foreign currency impact
Property plant and equipment, ending balance		57,553		50,253
Gross carrying amount [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, beginning balance
Additions		35,608
Additions/dispositions
Reclass to tax equity asset	[2]
Foreign currency impact
Property plant and equipment, ending balance		35,608
Gross carrying amount [member] | Ipp facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, beginning balance	[1]	937,194
Additions		3,100,000
Additions/dispositions	[1]			937,194
Reclass to tax equity asset	[2]	(474,547)
Foreign currency impact		15,620
Property plant and equipment, ending balance		3,578,267		937,194	[1]
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, beginning balance		56,570		118,576
Foreign currency impact		383
Depreciation		178,808	[3]	7,383
Reversal				(69,389)
Property plant and equipment, ending balance		235,761		56,570
Accumulated depreciation [member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, beginning balance		13,876		49,973
Foreign currency impact
Depreciation		2,316	[3]	4,728
Reversal				(40,825)
Property plant and equipment, ending balance		16,192		13,876
Accumulated depreciation [member] | Furniture and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, beginning balance		42,694		68,603
Foreign currency impact
Depreciation		2,136	[3]	2,655
Reversal				(28,564)
Property plant and equipment, ending balance		44,830		42,694
Accumulated depreciation [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, beginning balance
Foreign currency impact
Depreciation		4,216	[3]
Reversal
Property plant and equipment, ending balance		4,216
Accumulated depreciation [member] | Ipp facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, beginning balance	[1]
Foreign currency impact		383
Depreciation		170,140	[3]		[1]
Reversal	[1]
Property plant and equipment, ending balance	[1]	$ 170,523

[1]	Addition of IPP facilities for the fiscal year ended June 30, 2024 and 2023 relate to business acquisitions of OFIT GM and OFTI RT (Note 17).
[2]	Tax equity asset of $474,547 acquired from the acquisition of Solar Alliance DevCo LLC (Note 17) was included in IPP facilities for the year ended June 30, 2023. This asset is reclassified and disclosed separately in the consolidated statements of financial position for the year ended June 30, 2024.
[3]	Total depreciation expense of $170,140 for IPP facilities are recorded in cost of goods sold for the year ended June 30, 2024(2023- $Nil). The remaining $8,668 depreciation expense is recorded under operating expenses (2023- $7,383).